Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Accrued expenses as of December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Professional fees	$1,029	$367
Early exercise liability	21	150
Other accrued expenses	143	1,354
Accrued employee termination benefits	1,535	—
Total accrued expenses and other current liabilities	$2,728	$1,871
Accrued liabilities consist of the following (in thousands):

	As of December 31,
	2022	2023
Accrued research and development expense	$3,192	$10,289
Accrued payroll and related benefits	875	1,998
Income taxes payable	347	—
Operating lease liability, current portion	103	137
Other accrued liabilities	227	379
Total accrued liabilities	$4,744	$12,803